UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10415
                                                    ----------

                     Lazard Alternative Strategies Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza,
                               New York, NY 10112
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza,
                               New York, NY 10112
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-632-1584
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2004
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


           Lazard Alternative Strategies Fund, LLC
--------------------------------------------------------------------------------
           FINANCIAL STATEMENTS
           For the Six Months Ended September 30, 2004 (Unaudited)

Lazard Alternative Strategies Fund, LLC
--------------------------------------------------------------------------------


     TABLE OF CONTENTS


     Management Commentary                                                     1

     Schedule of Investments                                                   3

     Statement of Assets, Liabilities and Members' Capital -- Net Assets       5

     Statement of Operations                                                   6

     Statement of Changes in Members' Capital -- Net Assets                    7

     Statement of Cash Flows                                                   8

     Notes to Financial Statements                                             9

(LOGO)
LAZARD
[GRAPHIC OMITTED]

                                                            Administrator:
                                                            PFPC, Inc.
                                                            400 Bellevue Parkway
                                                            Wilmington
                                                            Delaware 19809
                                                            Tel: 302-791-2595
                                                            Fax: 302-791-4076

Lazard Alternative Strategies Fund, LLC
--------------------------------------------------------------------------------

November 2004


Dear Investor,

LAZARD ALTERNATIVE STRATEGIES FUND, LLC (the "Fund") posted a 0.4% return over the six-month period ending September 30, 2004. Since inception on September 1, 2001, the Fund has posted annualized return of 6.7%, net of all fees. In addition, since inception, the Fund's 2.3% volatility is below its targeted volatility of 3% to 5% 1.

---------------------------------------------------------------------------------------------------------------------------
                                                   APRIL 1, 2004
                                                    TO SEPT 30,       CALENDAR YTD              ANNUALIZED SINCE
                                                        2004              2004                 SEPTEMBER 1, 2001
---------------------------------------------------------------------------------------------------------------------------
                                                   RATE OF RETURN     RATE OF RETURN     RATE OF RETURN      VOLATILITY 1
---------------------------------------------------------------------------------------------------------------------------
LAZARD ALTERNATIVE STRATEGIES FUND, LLC 2                    0.4%               2.1%               6.7%             2.3%
---------------------------------------------------------------------------------------------------------------------------
CSFB/ Tremont Hedge Fund Index 3                             0.4%               3.8%               7.5%             3.0%
---------------------------------------------------------------------------------------------------------------------------
HFR Fund of Funds Diversified Index 3                      (1.0)%               1.9%               4.6%             2.9%
---------------------------------------------------------------------------------------------------------------------------
HFRX Global Hedge Fund Index 3                             (2.4)%             (0.6)%               6.0%             3.1%
---------------------------------------------------------------------------------------------------------------------------

CORRELATION ANALYSIS (SEPTEMBER 1, 2001 - SEPTEMBER 30, 2004)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                        LEHMAN AGGREGATE
                                                             MSCI WORLD INDEX 4        S&P 500 4            BOND INDEX 4
---------------------------------------------------------------------------------------------------------------------------
LAZARD ALTERNATIVE STRATEGIES FUND, LLC                                   0.26             0.19                     0.28
---------------------------------------------------------------------------------------------------------------------------

MONTHLY RETURNS - LAZARD ALTERNATIVE STRATEGIES FUND, LLC 2
---------------------------------------------------------------------------------------------------------------------------
            JAN     FEB     MAR      APR      MAY      JUNE    JULY     AUG      SEPT     OCT      NOV      DEC       YTD
---------------------------------------------------------------------------------------------------------------------------
2001                                                                              0.0%    1.2%     0.4%     0.7%      2.4%
---------------------------------------------------------------------------------------------------------------------------
2002        0.6%    0.5%    0.2%     1.6%     0.7%     (0.3)%  (1.5)%    0.7%     0.6%    0.1%     0.5%     1.1%      4.8%
---------------------------------------------------------------------------------------------------------------------------
2003        1.6%    0.7%    0.4%     1.0%     1.4%      0.7%    0.6%     0.7%     1.3%    0.6%     0.7%     1.1%     11.4%
---------------------------------------------------------------------------------------------------------------------------
2004        0.7%    1.3%   (0.4)%   (0.2)%   (0.9)%     1.0%    0.7%    (0.2)%    0.0%                                2.1%
---------------------------------------------------------------------------------------------------------------------------

--------------
1 Volatility is measured as annualized standard deviation. The Fund's goal of maintaining a diversified portfolio of strategies and managers that are primarily focused on risk-adjusted alpha generation is designed to result in a return series with relatively controlled risks, which Lazard Alternative LLC estimates to be within the targeted volatility range.

2 Returns are reported net of fees, including any performance allocation. Performance quoted is past performance. Past performance, wherever stated in this letter, is not indicative of future results.

3 The underlying hedge funds held by the Fund may differ significantly from the funds that comprise the indices.

4 The investment programs of the Fund, and the hedge funds in which it invests, are not restricted to securities comprising these indices. The underlying hedge funds may use various techniques, such as short selling, which are not reflected in these indices.

(LOGO)
LAZARD                                            Lazard Alternative Investments
[GRAPHIC OMITTED]


Global capital markets were generally less volatile in the second and third quarter compared to the beginning of the year, but were still all but calm. Corporate health seemed to be on the continued mend as jobs increased (although still below expectations). Fears of inflation and possible Fed aggression were subdued by ever-climbing oil and commodity prices. General uneasiness in regards to the war in Iraq and upcoming November election persisted.

U.S. equities were generally negative for the period, driven mainly by the drawdowns experienced during the third quarter. Europe and Asia (with the exception of Japan) out-performed. The S&P 500 was down 0.6% and the Dow Jones Industrial Average was down 2.2%. The NASDAQ, which was the big gainer of the second quarter, up 2.8%, dropped 7.4% over the third quarter to end the period down 4.8%. The Russell 2000 fell as well, by 2.6%, but remains the only U.S. equity index to be positive for calendar 2004 to date. Most non-U.S. stock markets experienced a bumpy, but positive six month period. The FTSE 100 was up 5.1%, the CAC 40 was up 2.6% and the DAX was up 0.9%. With the exception of Japan, that was down 7.6%, the Asia/Pacific region performed well with Hong Kong up 3.5%, and the Australian market up 7.3% for the period.

The U.S. yield curve flattened and shifted upward, as the market priced-in the likelihood of a tightening of monetary policy. The shorter and middle of the curve saw yields rise 76 to 100 basis points. The shift in longer yields was less dramatic rising between 12 to 60 basis points. Credit continued to perform very well in this environment, with falling yields combining with positive asset flows and improved corporate balance sheets to lead bond prices higher. For the period, the Lehman Aggregate Bond Index regained losses from the second quarter during the third quarter, generating, a gain of 0.7%. U.S. Treasuries were basically flat. Mortgage and asset-backed securities also had a positive period, up over 1.5%. Corporate credit generally performed positively with investment grade credit up 0.5%, and high yield up 3.8%.

The U.S. dollar had mixed performance throughout the period, ending up stronger against the Japanese yen and weaker against the euro. The U.S. dollar, which started at (Y)104.22/$, climbed and fell against the Japanese yen over the two quarters before ending at (Y)110.05/$, a 5.5% increase. The U.S. dollar strengthened against the euro over the second quarter climbing from $1.2316/(euro) to $1.2199/(euro), before weakening in August and September, down to $1.2436/(euro), a 1.1% decline over the period. Commodities continued to show strength throughout the period. The Fund benefited from this rally through one manager who is currently being liquidated. Despite the liquidation, this manager has posted positive returns, regaining some of the losses that it had experienced last year. We continue to monitor this position through the liquidation process.

The team is continually screening the dynamic and rapidly evolving hedge fund universe for managers with proven investment skills and sound business structures. From our pool of qualified managers, we will continue to try to add managers with diversified and non-correlated alpha opportunity sets to our portfolio.

As always, please do not hesitate to call us with any questions or comments.


Sincerely,

/s/ Kit Boyatt             /s/ Christian Frei        /s/ Chris Heasman
--------------             ------------------        -----------------
Kit Boyatt                 Christian Frei            Chris Heasman
Director                   Director                  Director

All information on allocations to hedge funds is as of September 30, 2004. The Fund's allocations to various strategies, sub-styles, and hedge funds may change significantly over time.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENTS IN PORTFOLIO FUNDS (97.64%)                  COST        FAIR VALUE

EVENT DRIVEN (24.25%)
Cognis I Fund                                        $  2,500,000   $  2,598,750
Farallon Capital Partners, LP                           2,000,000      2,986,411
Litespeed Partners, LP                                  5,000,000      5,056,990
Marathon Special Opportunity Fund, LP                   3,007,452      5,249,297
Marathon Structured Finance Fund, LP                    2,500,000      2,829,423
New Castle Partners, LP                                 5,150,000      5,433,500
Spinnaker Global Emerging Markets Fund, LTD             3,575,000      5,663,519
Spinnaker Global Strategic Fund, LTD                    1,500,000      1,696,750
TCM Spectrum Fund, LP                                   3,550,000      3,674,509
The Canyon Value Realization Fund                       2,145,000      3,126,590
                                                     ------------   ------------
                                                       30,927,452     38,315,739
                                                     ------------   ------------

LONG/SHORT (29.26%)
Alson Signature Fund, LP                                3,440,000      3,733,784
Arience Capital Partners I, LP                          5,850,000      6,321,077
Bailey Coates Cromwell Fund, LP                         6,200,000      6,361,186
Glenhill Capital, LP                                    3,150,000      4,459,938
Odey Japan & General, Inc.                              4,000,000      3,927,745
Palmyra Capital Fund, LP                                5,000,000      4,778,553
Sthenos European Opportunity Partners, LP               4,700,000      4,484,465
The Contra Fund, LTD                                    4,400,000      4,649,380
Trefelet-Delta Institutional, LP                        6,570,000      7,519,492
                                                     ------------   ------------
                                                       43,310,000     46,235,620
                                                     ------------   ------------

RELATIVE VALUE (29.42%)
Akanthos Arbitrage Fund, LP                             3,500,000      3,644,621
Andromeda Global Credit Partners, LP                      660,884      1,120,833
CRC Global Structure Credit Fund                        4,500,000      4,630,023
Elite Performance Fixed Income Arbitrage Fund
  Class E4                                              3,400,000      3,626,750
Elite Performance Fund Class I3                         1,500,000      1,511,545
Kamunting Street, LP                                    4,000,000      3,984,249
Metacapital Fixed Income Relative Value Fund, LP        4,600,000      4,963,408
Octave-1, LTD                                           4,600,000      4,955,903
Sagecrest II, LLC                                       4,000,000      4,118,121
Silverback Partners, LP                                 3,500,000      4,073,143
Structured Portfolio Management Parmenides Fund         5,000,000      5,080,089
West Side Partners, LP                                  4,256,000      4,780,595
                                                     ------------   ------------
                                                       43,516,884     46,489,280
                                                     ------------   ------------

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)                COST       FAIR VALUE

TACTICAL TRADING (14.71%)
Auspex Partners, LP                                  $  3,500,000   $  2,976,858
Framework Asset Partners, LP                            2,284,056      2,027,454
Graham Global Investment Fund, LTD                      4,259,000      4,986,698
Titanium Capital Commodity US Fund, LLP                 5,500,000      5,455,407
Vega Select Opportunities Fund, LTD                     6,720,000      7,807,114
                                                     ------------   ------------
                                                       22,263,056     23,253,531
                                                     ------------   ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                 $140,017,392    154,294,170
                                                     ============
OTHER ASSETS, LESS LIABILITIES (2.36%)                                 3,733,443
                                                                    ============
MEMBERS' CAPITAL - NET ASSETS (100.00%)                             $158,027,613
                                                                    ============


                 See Accompanying Notes to Financial Statements
                                        4

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          SEPTEMBER 30, 2004
ASSETS

Investments in Portfolio Funds, at fair value (cost - $140,017,392)          $ 154,294,170
Cash and cash equivalents                                                        1,454,039
Redemption of Portfolio Funds                                                    2,780,716
Interest receivable                                                                  1,091
                                                                             -------------

         TOTAL ASSETS                                                          158,530,016
                                                                             -------------

LIABILITIES

Management fee payable                                                             366,345
Professional fees payable                                                           88,602
Board of Managers' fees payable                                                     12,724
Other accrued expenses                                                              34,732
                                                                             -------------

         TOTAL LIABILITIES                                                         502,403
                                                                             -------------

                  NET ASSETS                                                 $ 158,027,613
                                                                             =============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net)                                                  $ 143,750,835
Accumulated net unrealized appreciation on investments                          14,276,778
                                                                             -------------

         MEMBERS' CAPITAL - NET ASSETS                                       $ 158,027,613
                                                                             =============

                 See Accompanying Notes to Financial Statements
                                        5

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   FOR THE SIX
                                                                                   MONTHS ENDED
                                                                                SEPTEMBER 30, 2004
INVESTMENT INCOME
         Interest                                                                  $   12,387
                                                                                   ----------

         TOTAL INVESTMENT INCOME                                                       12,387
                                                                                   ----------

EXPENSES
     OPERATING EXPENSES:
         Management fees                                                              709,049
         Professional fees                                                            107,500
         Accounting and administration fees                                            85,103
         Board of Managers' fees                                                       28,000
         Custodian fees                                                                 9,111
         Miscellaneous                                                                  6,339
                                                                                   ----------

         TOTAL OPERATING EXPENSES                                                     945,102
                                                                                   ----------

         NET INVESTMENT LOSS                                                         (932,715)
                                                                                   -----------


         NET REALIZED GAIN ON INVESTMENTS                                           1,119,767
         NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                         509,905
                                                                                   ----------

         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                            1,629,672
                                                                                   ----------

         INCENTIVE ALLOCATION                                                         (58,505)
                                                                                   -----------

         INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES
            AVAILABLE FOR DISTRIBUTION TO CONTRIBUTING MEMBERS                     $  638,452
                                                                                   ==========

                 See Accompanying Notes to Financial Statements
                                        6

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

For the six months ended September 30, 2004 (unaudited) and the year ended March 31, 2004:

                                                        CONTRIBUTING        SPECIAL
                                                           MEMBERS          MEMBER            TOTAL

Members' capital at March 31, 2003                      $ 50,677,292     $   141,993      $ 50,819,285

Capital contributions                                     63,544,437               -        63,544,437
Capital distributions                                       (393,748)       (726,300)       (1,120,048)
Net investment loss                                       (1,142,331)              -        (1,142,331)
Net realized loss on investments                             (22,684)              -           (22,684)
Net change in unrealized appreciation on
   investments                                             8,795,078               -         8,795,078
Actual incentive allocation from
   January 1, 2003 to December 31, 2003                     (726,300)        726,300                 -
Reverse accrued incentive allocation of
   January 1, 2003 to March 31, 2003                         141,993        (141,993)                -
Accrued incentive allocation from
   January 1, 2004 to March 31, 2004                        (184,963)        184,963                 -
                                                        ------------     -----------      ------------

Members' capital at March 31, 2004                      $120,688,774     $   184,963      $120,873,737


Capital contributions                                     36,662,231               -        36,662,231
Capital distributions                                       (205,312)              -          (205,312)
Net investment loss                                         (932,715)              -          (932,715)
Net realized gain on investments                           1,119,767               -         1,119,767
Net change in unrealized appreciation on
   investments                                               509,905               -           509,905
Accrued incentive allocation from
   April 1, 2004 to September 30, 2004                       (58,505)         58,505                 -
                                                        ------------     -----------      ------------

   Members' capital at September 30, 2004               $157,784,145     $   243,468      $158,027,613
                                                        ============     ===========      ============

                 See Accompanying Notes to Financial Statements
                                        7

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           FOR THE SIX MONTHS ENDED
                                                                                              SEPTEMBER 30, 2004

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities available
    for distribution to contributing members                                                     $    638,452
    Adjustments to reconcile increase in members' capital derived from investment activities to net cash used for operating activities:
      Purchases of Portfolio Funds                                                                (51,666,399)
      Proceeds from redemption of Portfolio Funds                                                  17,997,226
      Increase in receivable for redemption of Portfolio Funds                                     (2,709,361)
      Net realized gain on redemption of Portfolio Funds                                           (1,119,767)
      Net appreciation on investments in Portfolio Funds                                             (509,905)
      Increase in Incentive Allocation                                                                 58,505
      Increase in interest receivable                                                                    (210)
      Decrease in redemption payable from special member account                                     (726,300)
      Decrease in advance contributions                                                            (3,095,750)
      Increase in management fee payable                                                               99,468
      Decrease in professional fees payable                                                              (983)
      Increase in Board of Managers' fees payable                                                      12,724
      Decrease in other accrued expenses                                                               (7,407)
                                                                                                 ------------
    Net cash used for operating activities                                                        (41,029,707)
                                                                                                 ------------


CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                                          36,662,231
    Capital distributions                                                                            (205,312)
                                                                                                 ------------
    Net cash provided by financing activities                                                      36,456,919
                                                                                                 ------------

Net decrease in cash and cash equivalents                                                          (4,572,788)
Cash and cash equivalents at beginning of period                                                    6,026,827
                                                                                                 ------------
Cash and cash equivalents at end of period                                                       $  1,454,039
                                                                                                 ============

                 See Accompanying Notes to Financial Statements
                                        8

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

    Lazard Alternative Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on May 31, 2001. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The objective of the Company is to achieve long-term capital appreciation. The Company seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Managers") or the funds they operate ("Portfolio Funds"). The Company primarily invests in Portfolio Funds which are unregistered funds. Lazard Alternatives, LLC, a subsidiary of Lazard Asset Management LLC, a Delaware limited liability company, serves as the Company's investment adviser and manager (herein referred to as the "Investment Adviser" or "Lazard Alternatives") pursuant to an investment advisory agreement under which it directs the Company's investment program and pursuant to a management agreement under which it provides management and administration services to the Company. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers").

2.  SIGNIFICANT ACCOUNTING POLICIES

    A. NET ASSET VALUATION

    The net asset value of the Company is determined as of the close of business on the last business day of each month (the "Valuation Date"). The Company values interests in Portfolio Funds at fair value, which ordinarily will be the value determined by their Portfolio Managers in accordance with the policies established by the relevant Portfolio Fund. Investments in
    Portfolio Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda (the "Agreements").

    The Company's investments in Portfolio Funds are carried at fair value as determined by the Company's pro rata interest in the net assets of each Portfolio Fund based on the financial data supplied by the Portfolio Funds, and are net of management and performance fees, incentive fees, or allocations payable to the Portfolio Funds' managers as required by the Portfolio Funds' Agreements. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Portfolio Fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Portfolio Funds as a return of capital.

    Interest income is recorded on an accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    Information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Company's proportionate share exceeds 5% of the Company's net assets at September 30, 2004.

    B. FUND EXPENSES

    The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers. The Company will also bear the Management Fee paid to the Investment Adviser.

    C. INCOME TAXES

    As the Company will be treated as a partnership for federal, state and local income tax purposes, each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for the payment of federal, state or local income taxes has been provided for.

    D. CASH EQUIVALENTS

    The Company treats all highly liquid financial instruments that mature within three months as cash equivalents. At September 30, 2004, $1,454,039 in cash equivalents was held at PNC Bank.

    E. ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.  MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

    Lazard Alternatives provides certain administration and investor services to the Company, including, among other things, providing office space and other support services to the Company, preparing marketing and investor communications, maintaining and preserving certain records of the Company, preparing and filing various materials with state and federal regulators, providing certain legal and regulatory advice in connection with administrative functions and reviewing and arranging for payment of the Company's expenses.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

    As the Investment Adviser, Lazard Alternatives is also responsible for managing the Company's assets and selecting Portfolio Funds. In consideration for such services, the Company pays Lazard Alternatives a quarterly management fee of 0.25% (1% on an annualized basis) of the Company's net assets.

    Net profits or net losses of the Company for each allocation period are allocated among and credited to or debited against the capital accounts of all members (but not the Special Member Account, as defined) as of the last day of each allocation period in accordance with members' respective investment percentages for the allocation period. Generally at the end of each calendar year an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Adviser's capital account) and credited to the Special Member Account; provided, however, that such Incentive Allocation will only be payable if the percentage increase in the Member's capital account balance during such fiscal year, or such lesser period corresponding to such Member's investment, attributable to the net profits credited to the Member's capital account during such period (before deduction for Incentive Allocation) exceeds the "Hurdle Rate". The Hurdle Rate is the average of the month-end LIBOR rates (London Interbank Offered Rates for U.S. Dollar deposits with a 3 month term). The accrued incentive allocation for the nine months ended September 30, 2004 was $243,468 and for the six months ended September 30, 2004 was $58,505.

    Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $6,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" of the Company. All independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

    PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services. The Company pays a monthly fee to the administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the administrator's expenses.

4.  SECURITIES TRANSACTIONS

    Aggregate purchases and proceeds from redemption of Portfolio Funds for the period ended September 30, 2004, amounted to $51,666,399 and $17,997,226, respectively. The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Company from the Portfolio Funds. The allocated taxable income is reported to the Company by the Portfolio Funds. The Company has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Company as of September 30, 2004.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

5.  RISK FACTORS

    An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

    The Company maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

    So as to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, as amended, the Company may limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities. Alternatively, to facilitate investments in Portfolio Funds deemed attractive by the Investment Adviser, the Company may purchase non-voting securities of, or waive its right to vote some or all securities in, certain Portfolio Funds. In cases where the Company purchases non-voting securities of, or waives its right to vote securities in, a Portfolio Fund, the Company will not be able to vote on matters that required the approval of security holders of the Portfolio Fund, including matters that may be adverse to the Company's and its members' interests.

6.  REPURCHASE OF COMPANY INTERESTS

    The Board of Managers may, from time to time and in its sole discretion, determine to cause the Company to repurchase interests or portions of interests in the Company from members pursuant to written tenders by members. The Investment Adviser expects that it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice in each year, effective as of June 30th and December 31st of each year.

7.  GUARANTEES

    In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

8.  FINANCIAL HIGHLIGHT INFORMATION

                                                                                                                       PERIOD FROM
                                                                                                                   SEPTEMBER 4, 2001
                                SIX MONTHS ENDED                                                 PERIOD FROM       (COMMENCEMENT OF
                               SEPTEMBER 30, 2004        YEAR ENDED          YEAR ENDED        JANUARY 1, 2002       OPERATIONS) TO
                                  (UNAUDITED)          MARCH 31, 2004      MARCH 31, 2003     TO MARCH 31, 2002    DECEMBER 31, 2001
Total return before
   Incentive Allocation*              0.46%                 11.49%             6.94%                1.46%                2.62%
Incentive Allocation                 (0.05)%                (1.15)%           (0.69)%              (0.14)%              (0.26)%
                                     ------                 ------            ------               ------               ------
Total net return after
   Incentive Allocation*              0.41%                 10.34%             6.25%                1.32%                2.36%
                                     ======                 ======            ======               ======               ======

Net assets, end of
 period (000)                       $158,028               $120,874           $50,819              $23,087               $22,599

Portfolio Turnover                     14%                    9%                58%                   4%                   0%

Annualized ratios to average net assets:

Net investment loss before
Incentive Allocation                 (1.34)%                (1.54)%           (1.95)%              (2.14)%              (0.85)%

Operating expenses,
 excluding organizational
 expenses and waivers                 1.36%                  1.55%             2.02%                2.42%                3.21%
Organizational expenses                --                      -                --                   --                  2.88%
Incentive Allocation                  0.04%+                 1.04%             0.80%                0.59%                0.80%
                                     ------                 ------            ------               ------               ------
Total expenses and
 incentive Allocation before
 waivers                              1.40%                  2.59%             2.82%                3.01%                6.89%

Expenses waived                        --                     --              (0.02)%              (0.27)%              (5.08)%
                                     ------                 ------            ------               ------               ------

Net expenses                          1.40%                  2.59%             2.80%                2.74%                1.81%
                                     ======                 ======            ======               ======               ======

* Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted. Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions. Total returns for a period of less than a full year are not annualized.
+Incentive Allocation ratio is not annualized.

9.  SUBSEQUENT EVENTS

    As stated in the tender offer documents of Lazard Alternative Strategies Fund, L.L.C., the Company is offering to purchase limited liability company interests in the Company ("Interests") from members of the Company at their net asset value (that is, the value of the Company's assets minus its liabilities, multiplied by the proportionate interest in the Company a member desires to redeem). The offer to purchase Interests (the "Offer") will remain open until 12:00 midnight, New York time, on November 15, 2004 unless the Offer is extended. The net asset value of Interests will be calculated for this purpose as of December 31, 2004 or, if the Offer is extended, approximately one month after the date by which Members must tender their Interests for repurchase (in each case, the "Valuation Date").

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

ADDITIONAL INFORMATION - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect 212-632-6409.

The Company will file a complete portfolio schedule with Securities and Exchange Commission within 60 days after the end of the first and third fiscal quarters. The Form N-Q will be available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      Lazard Alternative Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*      /s/ Michael Rome
                               -------------------------------------------------
                               Michael Rome, Chief Executive Officer
                               (principal executive officer)


Date         December 2, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Michael Rome
                               -------------------------------------------------
                               Michael Rome, Chief Executive Officer
                               (principal executive officer)

Date         December 2, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*      /s/ Jagatnarine Churaman
                               -------------------------------------------------
                               Jagatnarine Churaman, Chief Financial Officer
                               (principal financial officer)


Date         December 2, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.